Receivables - Trade accounts receivable, net (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Line Items]
Current trade receivables	€ 3,339	€ 3,513
Diagnosis & Treatment
Receivables [Line Items]
Current trade receivables	1,582	1,687
Connected Care
Receivables [Line Items]
Current trade receivables	1,043	1,064
Personal Health
Receivables [Line Items]
Current trade receivables	562	575
Other
Receivables [Line Items]
Current trade receivables	€ 152	€ 187